ADDITIONAL INFORMATION-CONDENSED FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2011
ADDITIONAL INFORMATION-CONDENSED FINANCIAL STATEMENTS

23. ADDITIONAL INFORMATION—CONDENSED FINANCIAL STATEMENTS

The condensed financial statements of the Company have been prepared in accordance with SEC Regulation S-X Rule 5-04 and Rule 12-04.

The Company records its investment in subsidiaries under the equity method of accounting. Such investment and long-term loans to subsidiaries are presented on the balance sheet as “Interests in subsidiaries” and the profit of the subsidiaries is presented as “Equity in profit of subsidiaries” on the statement of operations.

ShangPharma Corporation is solely a holding company and a statement of cash flows has not been presented as the company does not maintain any cash accounts. From an operating cash flow perspective, the company’s net income would be offset by the equity in profit of subsidiaries and the changes in amounts due from (to) subsidiaries. Investing and financing activities of the company are related to non-cash transactions between the company and its subsidiaries as more fully described in the footnotes to the Consolidated Financial Statements.

The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the Consolidated Financial Statements of the Company. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted.

As of December 31, 2010 and 2011, there were no material contingencies, significant provisions for long-term obligations, or guarantees of the Company, except for those which have been separately disclosed in the Consolidated Financial Statements, if any.

Financial information of Shangpharma Corporation

Condensed Statements of Operations

	For the years ended December 31
	2009	2010	2011
Net revenues	—	—	—
Cost of services	—	—	—

Gross profit	—	—	—

Total operating expenses	(251,950)	(3,747,875)	(6,227,558)

Loss from operations	(251,950)	(3,747,875)	(6,227,558)

Income before income tax expense and equity in profit of subsidiaries and equity in loss of affiliated companies	(251,950)	(3,747,875)	(6,227,558)

Income tax expense	—	—	—
Equity in profit of subsidiaries	10,050,765	16,744,389	17,342,409

Net income	9,798,815	12,996,514	11,114,851

Allocation to preferred shareholders	(2,467,117)	(2,738,594)	—

Net income attributable to ShangPharma Corporation’s ordinary shareholders	7,331,698	10,257,920	11,114,851

Financial information of Shangpharma Corporation

Condensed Balance Sheets

	December 31,
	2010	2011
ASSETS

Amounts due from subsidiaries	21,000,000	21,000,000
Investment in and advances to subsidiaries	93,183,655	112,687,904

Total non-current assets	114,183,655	133,687,904

Total assets	114,183,655	133,687,904

LIABILITIES AND SHAREHOLDERS’ EQUITY

Amounts due to subsidiaries	647,749	649,677

Total liabilities	647,749	649,677

Shareholders’ equity

Ordinary shares (US$0.001 par value; 429,999,350 shares authorized; 335,600,000 and 336,109,400 shares issued and outstanding as of December 31, 2010 and 2011, respectively)	335,600	336,109
Additional paid-in capital	85,760,476	93,476,624
Retained earnings	23,679,703	33,013,373
Accumulated other comprehensive income	3,760,127	7,304,396
Less: treasury stock, at cost; nil and 2,237,148 shares as of December 31, 2010 and 2011, respectively	—	(1,092,275)

Total shareholders’ equity	113,535,906	133,038,227

Total liabilities and shareholders’ equity	114,183,655	133,687,904

Financial information of Shangpharma Corporation

Condensed Statements of Cash Flows

For the years ended December 31
	2009	2010	2011
Net cash provided by (used in) operating activities	—	—	—

Net cash provided by (used in) investing activities	—	—	—

Net cash provided by (used in) financing activities	—	—	—

Effect of foreign exchange rate changes on cash and cash equivalents	—	—	—

Net increase (decrease) in cash and cash equivalents	—	—	—

Cash and cash equivalents at beginning of year	—	—	—

Cash and cash equivalents at end of year	—	—	—